Acquisition of Eastmain and formation of Fury Gold (Details 4) - Eastmain $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 413
Marketable securities	1,662
Mineral property interests	125,606
Other assets	705
Total assets acquired	128,386
Accounts payable and accrued liabilities	(1,203)
Flow-through share premium	(590)
Advances received for exploration on Éléonore South JV	(316)
Provision for site reclamation and closure	(1,849)
Other liabilities	(259)
Total liabilities assumed	(4,217)
Total net assets acquired	$ 124,169